SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Income Statement Elements [Abstract]
Schedule of Financial and Other Income (Expenses), Net
	Year ended December 31,
	2023	2022	2021

Finance expenses:

Interest in respect credit cards and bank fees	$4,957	$5,380	$4,702
Interest in respect of loans	377	346	2,035
Amortization/accretion of premium/discount on marketable securities	-	237	200
Realized gain/loss from marketable securities, net	63	-	134
Changes in derivatives fair value	-	1,509	-
Foreign exchange transactions losses	154	3,818	6,023

	5,551	11,290	13,094
Finance income:

Interest in respect of cash and cash equivalent and short-term bank deposits	1,473	20	147
Changes in derivatives fair value	680	-	4,950
Interest income from marketable securities	107	287	407
Foreign exchange transactions gains	4,360	14,062	-

	6,620	14,369	5,504

Finance expenses (income), net	$(1,069)	$(3,079)	$7,590

Schedule of Computation of Basic and Diluted Net Earnings Per Share
Numerator:

	Year ended December 31,
	2023	2022	2021

Net income (loss) attributable to controlling interest, as reported	$(107,656)	$(57,054)	$18,966
Adjustment to redemption value of non-controlling interest	(532)	(198)	(1,399)

Numerator for basic and diluted net income (loss) per share	$(108,188)	$(57,252)	$17,567

Denominator (in thousands):

	Year ended December 31,
	2023	2022	2021

Denominator for basic income (loss) per share	34,519	34,488	34,462
Effect of dilutive stock based awards	-	-	108

Denominator for diluted income (loss) per share	34,519	34,488	34,570

Earnings per share:

Basic and diluted earnings (loss) per share	$(3.13)	$(1.66)	$0.51